UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/09
                                               --------

Check here if Amendment; [ ]   Amendment Number:
                                                -----
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Family Legacy, Inc.
            --------------------
Address:    104 Broadus Avenue
            --------------------
            Greenville, SC 29601
            --------------------

Form 13F File Number: 28-12069
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christopher A. Brown
            --------------------
Title:      COO/CCO
            --------------------
Phone:      864-233-0808
            --------------------

Signature, Place, and Date of Signing:

      /s/ Christopher A. Brown      Greenville, South Carolina       07/23/09
      ---------------------------   ---------------------------  --------------
               [Signature]                [City, State]               [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                            ------------------------------

Form 13F Information Table Entry Total:                  106
                                            ------------------------------

Form 13F Information Table Value Total:                61076
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

No. Form 13F File Number Name
        28-
    -----------------------------------------
    [Repeat as necessary.]

Family Legacy, Inc.
Form 13F Information Table
30-Jun-09

                                                             VALUE   SHARES/  SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
         --------------         --------------  -----      --------  -------  ---  ----  ----------  --------  ------ ------  ----
AFLAC INC                             COM       001055102        9      300   SH         Sole        N/A         300
AGILENT TECHNOLOGIES INC              COM       00846u101        1       38   SH         Sole        N/A          38
ALCOA INC                             COM       013817101      160    15455   SH         Sole        N/A       15455
ALLSTATE CORP                         COM       020002101      217     8905   SH         Sole        N/A        8905
AMERICAN EXPRESS CO                   COM       025816109      285    12250   SH         Sole        N/A       12250
AMGEN INC                             COM       031162100     1344    25380   SH         Sole        N/A       25380
ANNALY CAP MGMT INC                   COM       035710409      586    38735   SH         Sole        N/A       38735
APPLIED MATLS INC                     COM       038222105      218    19800   SH         Sole        N/A       19800
AT&T INC                              COM       00206r102     1245    50119   SH         Sole        N/A       50119
BB&T CORP                             COM       054937107      117     5335   SH         Sole        N/A        5335
BERKSHIRE HATHAWAY INC             DEL CL A     084670108      900       10   SH         Sole        N/A          10
BERKSHIRE HATHAWAY INC             DEL CL B     084670207       58       20   SH         Sole        N/A          20
CATERPILLAR INC DEL                   COM       149123101      743    22495   SH         Sole        N/A       22495
CHESAPEAKE ENERGY CORP                COM       165167107       44     2200   SH         Sole        N/A        2200
CHEVRON CORP NEW                      COM       166764100     2672    40325   SH         Sole        N/A       40325
CHUBB CORP                            COM       171232101       12      300   SH         Sole        N/A         300
CISCO SYS INC                         COM       17275r102     2051   109973   SH         Sole        N/A      109973
COCA COLA CO                          COM       191216100     2579    53744   SH         Sole        N/A       53744
COMCAST CORP                       NEW CL A     20030N101      178    12329   SH         Sole        N/A       12329
COMMUNITY HEALTH SYS INC NEWCO        COM       203668108       25      975   SH         Sole        N/A         975
CONAGRA FOODS INC                     COM       205887102      739    38765   SH         Sole        N/A       38765
CONOCOPHILLIPS                        COM       20825c104      405     9623   SH         Sole        N/A        9623
CVS CAREMARK CORPORATION              COM       126650100      176     5525   SH         Sole        N/A        5525
DARDEN RESTAURANTS INC                COM       237194105        8      250   SH         Sole        N/A         250
DEVELOPERS DIVERSIFIED RLTY CO        COM       251591103       21     4334   SH         Sole        N/A        4334
DIAMOND OFFSHORE DRILLING INC         COM       25271c102       91     1100   SH         Sole        N/A        1100
DISNEY WALT CO                        COM       254687106       49     2100   SH         Sole        N/A        2100
DU PONT E I DE NEMOURS & CO           COM       263534109      807    31507   SH         Sole        N/A       31507
DUKE ENERGY CORP NEW                  COM       26441c105     3113   213356   SH         Sole        N/A      213356
DUKE REALTY CORP                      COM       264411505       35     3985   SH         Sole        N/A        3985
EATON CORP                            COM       278058102       36      800   SH         Sole        N/A         800
EBAY INC                              COM       278642103      331    19345   SH         Sole        N/A       19345
EMBARQ CORP                           COM       29078e105        1       15   SH         Sole        N/A          15
ENERGY TRANSFER PRTNRS L P      UNIT LTD PARTN  29273r109      187     4615   SH         Sole        N/A        4615
EXXON MOBIL CORP                      COM       30231g102     2834    40543   SH         Sole        N/A       40543
FAIRPOINT COMMUNICATIONS INC          COM       305560104        0      380   SH         Sole        N/A         380
FLUOR CORP NEW                        COM       343412102       28      548   SH         Sole        N/A         548
FORTUNE BRANDS INC                    COM       349631101       12      350   SH         Sole        N/A         350
FRONTIER COMMUNICATIONS CORP          COM       35906a108      539    75530   SH         Sole        N/A       75530
GALLAGHER ARTHUR J & CO               COM       363576109      951    44545   SH         Sole        N/A       44545
GENERAL ELECTRIC CO                   COM       369604103     1756   149788   SH         Sole        N/A      149788
GENERAL MLS INC                       COM       370334104        6      100   SH         Sole        N/A         100
GLAXOSMITHKLINE PLC SPONSORED         ADR       37733w105      403    11391   SH         Sole        N/A       11391
HOME DEPOT INC                        COM       437076102      942    39875   SH         Sole        N/A       39875
INTEL CORP                            COM       458140100     1465    88500   SH         Sole        N/A       88500
INTERNATIONAL BUSINESS MACHS          COM       459200101      834     7990   SH         Sole        N/A        7990
INTL PAPER CO                         COM       460146103        8      500   SH         Sole        N/A         500
JDS UNIPHASE CORP COM PAR $0.001                46612j507        7     1280   SH         Sole        N/A        1280
JOHNSON & JOHNSON                     COM       478160104     1476    25982   SH         Sole        N/A       25982
JPMORGAN CHASE & CO                   COM       46625h100     1725    50560   SH         Sole        N/A       50560
JUNIPER NETWORKS INC                  COM       48203R104        9      400   SH         Sole        N/A         400
KIMCO REALTY CORP                     COM       49446r109       11     1100   SH         Sole        N/A        1100
KINDER MORGAN ENERGY PARTNERS    UT LTD PARTN   494550106      484     9475   SH         Sole        N/A        9475
KRAFT FOODS INC                      CL A       50075N104      137     5390   SH         Sole        N/A        5390
LOWES COS INC                         COM       548661107     1110    57175   SH         Sole        N/A       57175
MACK CALI RLTY CORP                   COM       554489104      132     5790   SH         Sole        N/A        5790
MARSH & MCLENNAN COS INC              COM       571748102        3      150   SH         Sole        N/A         150
MCDONALDS CORP                        COM       580135101      378     6570   SH         Sole        N/A        6570
MEDCO HEALTH SOLUTIONS INC            COM       58405u102        6      132   SH         Sole        N/A         132
MEDICAL PPTYS TRUST INC               COM       58463j304      561    92415   SH         Sole        N/A       92415
MEDTRONIC INC                         COM       585055106      289     8285   SH         Sole        N/A        8285
MERCK & CO INC                        COM       589331107     1236    44219   SH         Sole        N/A       44219
MICROSOFT CORP                        COM       594918104     2457   103378   SH         Sole        N/A      103378
MONSANTO CO NEW                       COM       61166w101       21      287   SH         Sole        N/A         287
NATIONAL HEALTH INVS INC              COM       63633d104      230     8625   SH         Sole        N/A        8625
NORFOLK SOUTHERN CORP                 COM       655844108        4      100   SH         Sole        N/A         100
NOVARTIS A G                     SPONSORED ADR  66987v109        6      150   SH         Sole        N/A         150
ORACLE CORP                           COM       68389x105     1733    80904   SH         Sole        N/A       80904
PATRIOT COAL CORP                     COM       70336t104        4      580   SH         Sole        N/A         580
PAYCHEX INC                           COM       704326107       69     2730   SH         Sole        N/A        2730
PEABODY ENERGY CORP                   COM       704549104      422    13985   SH         Sole        N/A       13985
PENN VA RESOURCES PARTNERS LP         COM       707884102       56     4145   SH         Sole        N/A        4145
PENN WEST ENERGY TR                 TR UNIT     707885109       46     3600   SH         Sole        N/A        3600
PEPSICO INC                           COM       713448108     1057    19240   SH         Sole        N/A       19240
PFIZER INC                            COM       717081103      756    50405   SH         Sole        N/A       50405
PIEDMONT NAT GAS INC                  COM       720186105     1031    42763   SH         Sole        N/A       42763
PIMCO STRATEGIC GBL GOV FD INC        COM       72200x104      570    64675   SH         Sole        N/A       64675
PLUM CREEK TIMBER CO INC              COM       729251108     1712    57505   SH         Sole        N/A       57505
POTASH CORP SASK INC                  COM       73755l107      187     2015   SH         Sole        N/A        2015
PROCTER & GAMBLE CO                   COM       742718109      691    13514   SH         Sole        N/A       13514
PROGRESS ENERGY INC                   COM       743263105      564    14910   SH         Sole        N/A       14910
SCHERING PLOUGH CORP                  COM       806605101        3      130   SH         Sole        N/A         130
SCHLUMBERGER LTD                      COM       806857108      394     7285   SH         Sole        N/A        7285
SEALED AIR CORP NEW                   COM       81211k100       42     2250   SH         Sole        N/A        2250
SIMON PPTY GROUP INC NEW         PFD CONV I 6%  828806802      531    11273   SH         Sole        N/A       11273
SOUTHERN CO                           COM       842587107     2111    67750   SH         Sole        N/A       67750
SPECTRA ENERGY CORP                   COM       847560109      145     8578   SH         Sole        N/A        8578
SPRINT NEXTEL CORP                 COM SER 1    852061100       14     3000   SH         Sole        N/A        3000
TARGET CORP                           COM       87612e106       57     1450   SH         Sole        N/A        1450
3M CO                                 COM       88579y101       12      200   SH         Sole        N/A         200
TIME WARNER CABLE INC                 COM       88732j207       37     1154   SH         Sole        N/A        1154
TIME WARNER INC                       COM       887317303      116     4621   SH         Sole        N/A        4621
TOTAL S A SPONSORED                   ADR       89151e109       11      200   SH         Sole        N/A         200
TRAVELERS COMPANIES INC               COM       89417E109        1       24   SH         Sole        N/A          24
UNITED PARCEL SERVICE INC            CL B       911312106       12      250   SH         Sole        N/A         250
UNITEDHEALTH GROUP INC                COM       91324p102      235     9395   SH         Sole        N/A        9395
VERIGY LTD SHS                                  y93691106        1       72   SH         Sole        N/A          72
VERIZON COMMUNICATIONS INC            COM       92343v104      643    20909   SH         Sole        N/A       20909
VULCAN MATLS CO                       COM       929160109     4129    95797   SH         Sole        N/A       95797
WAL MART STORES INC                   COM       931142103     1453    30005   SH         Sole        N/A       30005
WALGREEN CO                           COM       931422109      786    26730   SH         Sole        N/A       26730
WASTE MGMT INC DEL                    COM       94106l109      142     5030   SH         Sole        N/A        5030
WEINGARTEN RLTY INVS              SH BEN INT    948741103       45     3125   SH         Sole        N/A        3125
WELLS FARGO & CO NEW                  COM       949746101      888    36605   SH         Sole        N/A       36605
WHOLE FOODS MKT INC                   COM       966837106        6      300   SH         Sole        N/A         300
WINDSTREAM CORP                       COM       97381w104      615    73542   SH         Sole        N/A       73542
YAHOO INC                             COM       984332106      246    15700   SH         Sole        N/A       15700